Business Segment Information	9 Months Ended
Sep. 30, 2018
Notes
Business Segment Information

Note 9:  Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the three months ended September 30, 2018.

	Life and
Three months ended or as of September 30, 2018	Health	Annuities	Total
Revenues

Life and health premiums, net	$ -	$ -	$ -
Net investment income	198	-	198
Other income	6	-	6

Total revenues	204	-	204

Benefits and expenses

Life and health insurance claims and benefits, net	-	-	-
Interest credited to policyholder account balances	-	-	-
Operating and other expenses	7	28	35

Total benefits and expenses	7	28	35

Income (loss) before income taxes	197	(28)	169

Income tax expense (benefit)	3	(6)	(3)

Net income (loss)	194	(22)	172

Change in unrealized (losses), net of tax (benefit)	(261)	-	(261)

Other comprehensive (loss)	(261)	-	(261)

Total comprehensive income (loss)	$ (67)	$ (22)	$ (89)

Reinsurance recoverable from affiliate	$ 23,979	$ -	$ 23,979
Assets on deposit	-	3,086,235	3,086,235
Claim and policy benefit reserves - life and health	18,943	6,410	25,353
Policyholder account balances	3,882	3,086,235	3,090,117
Separate account assets and liabilities	--	103,929	103,929

The following table sets forth financial information regarding the Company’s two reportable business segments for the nine months ended September 30, 2018.

	Life and
Nine months ended or as of September 30, 2018	Health	Annuities	Total
Revenues

Life and health premiums, net	$ -	$ -	$ -
Net investment income	508	-	508
Other income	14	-	14

Total revenues	522	-	522

Benefits and expenses

Life and health insurance claims and benefits, net	-	-	-
Interest credited to policyholder account balances	(15)	-	(15)
Operating and other expenses	21	70	91

Total benefits and expenses	6	70	76

Income (loss) before income taxes	516	(70)	446

Income tax expense (benefit)	(74)	(15)	(89)

Net income (loss)	590	(55)	535

Change in unrealized (losses), net of tax (benefit)	(592)	-	(592)

Other comprehensive (loss)	(592)	-	(592)

Total comprehensive income (loss)	$ (2)	$ (55)	$ (57)

Reinsurance recoverable from affiliate	$ 23,979	$ -	$ 23,979
Assets on deposit	-	3,086,235	3,086,235
Claim and policy benefit reserves - life and health	18,943	6,410	25,353
Policyholder account balances	3,882	3,086,235	3,090,117
Separate account assets and liabilities	--	103,929	103,929

The following table sets forth financial information regarding the Company’s two reportable business segments for the three months ended September 30, 2017.

	Life and
Three months ended or as of September 30, 2017	Health	Annuities	Total
Revenues

Life and health premiums, net	$ -	$ -	$ -
Net investment income	151		151
Other income	2,168		2,168

Total revenues	2,319	-	2,319

Benefits and expenses

Operating and other expenses	1,070	12	1,082

Total benefits and expenses	1,070	12	1,082

Income (loss) before income taxes	1,249	(12)	1,237

Income tax expense (benefit)	354	-	354

Net income (loss)	895	(12)	883

Change in unrealized (losses), net of tax (benefit)	(7)	-	(7)

Other comprehensive (loss)	(7)	-	(7)

Total comprehensive income (loss)	$ 888	$ (12)	$ 876

Reinsurance recoverable from affiliate	$ 23,599	$ -	$ 23,599
Assets on deposit	-	2,221,748	2,221,748
Claim and policy benefit reserves - life and health	19,886	2,753	22,639
Policyholder account balances	3,466	2,221,748	2,225,214
Separate account assets and liabilities	--	69,005	69,005

The following table sets forth financial information regarding the Company’s two reportable business segments for the nine months ended September 30, 2017.

	Life and
Nine months ended or as of September 30, 2017	Health	Annuities	Total
Revenues

Life and health premiums, net	$ -	$ -	$ -
Net investment income	368		368
Other income	2,165		2,165

Total revenues	2,533	-	2,533

Benefits and expenses
Life and health insurance claims and benefits, net	2	-	2
Operating and other expenses	1,137	(10)	1,127

Total benefits and expenses	1,139	(10)	1,129

Income (loss) before income taxes	1,394	10	1,404

Income tax expense (benefit)	401	-	401

Net income (loss)	993	10	1,003

Change in unrealized gains, net of tax	244	-	244

Other comprehensive income	244	-	244

Total comprehensive income	$ 1,237	$ 10	$ 1,247

Reinsurance recoverable from affiliate	$ 23,599	$ -	$ 23,599
Assets on deposit	-	2,221,748	2,221,748
Claim and policy benefit reserves - life and health	19,886	2,753	22,639
Policyholder account balances	3,466	2,221,748	2,225,214
Separate account assets and liabilities	--	69,005	69,005